TRADE RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2023
Credit Loss [Abstract]
Schedule percentage of total trade receivables

	As of	As of
	March 31, 2023	December 31, 2022
Customer A	17.2%	10.9%
Customer B	12.9%	9.9%
Customer C	10.5%	-%
Customer D	10.1%	3.8%
Customer E	1.0%	19.5%
Customer F	2.2%	16.6%